Investments - Additional Information (Detail) R$ in Thousands, $ in Millions	Nov. 04, 2024 BRL (R$)	Jun. 28, 2024 BRL (R$)	Dec. 31, 2025 BRL (R$) shares R$ / USD Proportion	Dec. 01, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Oct. 29, 2024 USD ($) shares	Mar. 07, 2024 BRL (R$)
Disclosure of subsidiaries [line items]
Goodwill			R$ 699,624		R$ 555,175
Percentage Of Voting Equity Interests To Be Acquired In Second Phase			49.9
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			20.00%
Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			50.00%
Class A Share [Member]
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | shares			3,100,000
Compass business combination [Member]
Disclosure of subsidiaries [line items]
Earn-out of up to an additional stake in the combined entity						7.50%
Cash transferred			R$ 201,372			$ 352
Goodwill			R$ 287,397		287,866
Compass business combination [Member] | Classes of ordinary shares [domain]
Disclosure of subsidiaries [line items]
Business combination of assets under management							R$ 50,000,000
Acquisition Of Share At Business Combination Consideration | shares						11,783,384
Compass business combination [Member] | Class A Share [Member]
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | R$ / USD			692,156
MAV Business Combination [Member]
Disclosure of subsidiaries [line items]
Cash transferred			R$ 5,000
Goodwill			27,186		29,701
MAV Business Combination [Member] | Management contracts and customers relationship [Member]
Disclosure of subsidiaries [line items]
Goodwill			R$ 2,515
MAV Business Combination [Member] | Class A Share [Member]
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | R$ / USD			0
Lacan Ativos Reais Business Combination [Member]
Disclosure of subsidiaries [line items]
Cash transferred			R$ 70,000
Goodwill			76,439		R$ 75,318
Lacan Ativos Reais Business Combination [Member] | Management contracts and customers relationship [Member]
Disclosure of subsidiaries [line items]
Goodwill			R$ 1,121
Lacan Ativos Reais Business Combination [Member] | Class A Share [Member]
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | R$ / USD			0
Verde Business Combination [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			50.10%
Cash transferred			R$ 32,413	R$ 32,413
Cash transferred first phase			R$ 46,800
Assets Under Management Contributed In Business Combination				R$ 16,000,000
Number Of Instruments Or Interests Issued Or Issuable In First Instalment | shares			2,177,439
Cash Transferred First Instalment			R$ 32,412,000
Number Of Instruments Or Interests Issued Or Issuable In Second Instalment | shares			900,000
Cash Transferred Second Instalment			R$ 14,400,000
Verde Business Combination [Member] | Class A Share [Member]
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | Proportion			141,806
Mexican Associates [Member] | Investments accounted for using equity method [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	0.04%
Mexican Associates [Member] | Investments accounted for using equity method [member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	1.89%
Vinci Compass [Member] | MAV Business Combination [Member]
Disclosure of subsidiaries [line items]
Consideration paid (received)		R$ 5,000
Amount Of Payment In Each Deal		10,000
Asset under management		R$ 540,000
Vinci Compass [Member] | Lacan Ativos Reais Business Combination [Member]
Disclosure of subsidiaries [line items]
Asset under management	R$ 1,500,000